Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2022
Portfolio of Investments (Unaudited)

Corporate Bonds — 2.2%
Security	Principal Amount (000's omitted)	Value
Education — 0.8%
Grand Canyon University, 4.125%, 10/1/24	$8,000	$ 7,523,820
		$ 7,523,820
Hospital — 0.9%
CommonSpirit Health, 6.073%, 11/1/27	$5,500	$ 5,633,371
Harnett Health System, Inc., 4.25% to 4/1/23 (Put Date), 4/1/32	2,360	2,324,600
		$ 7,957,971
Other — 0.5%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$3,470	$ 3,674,973
YMCA of Greater New York, 2.303%, 8/1/26	660	588,717
		$ 4,263,690
Total Corporate Bonds (identified cost $19,838,300)		$ 19,745,481

Tax-Exempt Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000's omitted)	Value
Housing — 0.1%
Federal Home Loan Mortgage Corp., Multifamily Variable Rate Certificates, (AMT), 2.304%, 5/15/27	$395	$ 367,508
FRETE 2017-ML01 Trust, (Freddie Mac guaranteed), 4.529%, (1 mo. USD LIBOR + 0.50%), 1/25/33(1)(2)	458	455,031
Total Tax-Exempt Mortgage-Backed Securities (identified cost $853,234)		$ 822,539

Tax-Exempt Municipal Obligations — 91.7%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.0%
Delaware Valley Regional Finance Authority, PA, 3.52%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(2)	$9,000	$ 8,954,550
		$ 8,954,550
Security	Principal Amount (000's omitted)	Value
Education — 4.5%
Arizona Industrial Development Authority, (Academies of Math & Science), 4.00%, 7/1/29(1)	$380	$ 361,376
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/30(1)	595	562,680
Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.00%, 6/15/31(1)	110	103,144
California Infrastructure and Economic Development Bank, (The Colburn School), Social Bonds, 4.56%, (SIFMA + 0.90%), 6/1/27 (Put Date), 8/1/72(2)	4,000	3,844,560
California Municipal Finance Authority, (California Lutheran University):
5.00%, 10/1/23	225	227,313
5.00%, 10/1/24	275	281,922
California School Finance Authority, (Green Dot Public Schools):
5.00%, 8/1/23(1)	175	175,929
5.00%, 8/1/24(1)	160	162,432
5.00%, 8/1/25(1)	300	308,517
California School Finance Authority, (KIPP SoCal Public Schools):
5.00%, 7/1/23(1)	100	100,644
5.00%, 7/1/24(1)	135	137,768
5.00%, 7/1/25(1)	200	206,246
5.00%, 7/1/26(1)	105	109,491
5.00%, 7/1/27(1)	110	115,731
5.00%, 7/1/28(1)	160	169,726
5.00%, 7/1/29(1)	165	176,199
District of Columbia, (District of Columbia International School):
5.00%, 7/1/25	500	513,215
5.00%, 7/1/29	885	933,091
District of Columbia, (KIPP DC):
5.00%, 7/1/25	270	278,238
5.00%, 7/1/26	250	260,278
5.00%, 7/1/27	250	262,812
5.00%, 7/1/28	240	254,345
5.00%, 7/1/29	235	250,949
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/29(1)	465	470,148
Kentucky Bond Development Corp., (Centre College):
4.00%, 6/1/29	320	333,789
4.00%, 6/1/30	165	171,912
4.00%, 6/1/31	515	534,518
Massachusetts Development Finance Agency, (Harvard College), 5.00%, 7/15/30	5,000	5,392,900
Massachusetts Development Finance Agency, (Suffolk University):
5.00%, 7/1/23	425	427,843

Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
Massachusetts Development Finance Agency, (Suffolk University): (continued)
5.00%, 7/1/24	$350	$ 357,584
Michigan Finance Authority, (Cesar Chavez Academy):
3.25%, 2/1/24	90	88,590
4.00%, 2/1/29	700	658,084
Missouri Health and Educational Facilities Authority, (St. Louis College of Pharmacy), 5.00%, 5/1/40	1,410	1,432,771
Montana State University, 4.11%, (SIFMA + 0.45%), 9/1/23 (Put Date), 11/15/35(2)	1,530	1,529,969
Montgomery County Higher Education and Health Authority, PA, (Gwynedd Mercy University):
1.125% to 5/1/23 (Put Date), 5/1/36	1,215	1,204,527
4.00% to 5/1/23 (Put Date), 5/1/36	1,145	1,147,107
New York Dormitory Authority, (School Districts Revenue Bond Financing Program), 5.00%, 10/1/29	2,250	2,418,390
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/25	1,000	1,019,810
Philadelphia Industrial Development Authority, PA, (La Salle University):
5.00%, 5/1/23	1,840	1,838,197
5.00%, 5/1/24	1,715	1,708,363
Public Finance Authority, WI, (North Carolina Leadership Academy), 4.00%, 6/15/29(1)	265	249,145
Public Finance Authority, WI, (Roseman University of Health Sciences):
3.00%, 4/1/25(1)	410	393,797
5.00%, 4/1/30(1)	1,550	1,563,624
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute):
5.00%, 9/1/27	1,000	1,071,000
5.00%, 9/1/28	1,000	1,081,960
University of Connecticut, 5.00%, 5/1/25	1,000	1,051,480
University of North Carolina at Chapel Hill, 3.531%, (67% of SOFR + 0.65%), 6/1/25 (Put Date), 12/1/41(2)	4,500	4,450,905
Wisconsin Health and Educational Facilities Authority, (Hmong American Peace Academy, Ltd.), 4.00%, 3/15/30	400	393,468
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 4.00%, 10/15/29	330	307,949
		$ 41,094,436
Electric Utilities — 3.8%
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	$4,000	$ 3,969,200
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Halifax County Industrial Development Authority, VA, (Virginia Electric and Power Co.), 1.65% to 5/31/24 (Put Date), 12/1/41	$5,000	$ 4,802,950
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.):
3.20%, 7/1/39	3,170	2,588,368
(AMT), 3.25%, 1/1/25	3,250	3,211,520
Intermountain Power Agency, UT, Power Supply Revenue, 5.00%, 7/1/26	3,165	3,412,218
Long Island Power Authority, NY, Electric System Revenue, Series 2015C, 3.634%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(2)	4,000	3,997,840
Louisville/Jefferson County Metro Government, KY, (Louisville Gas and Electric Co.), 1.75% to 7/1/26 (Put Date), 2/1/35	4,000	3,762,080
Ohio Air Quality Development Authority, (Ohio Valley Electric Corp.):
1.375% to 11/1/24 (Put Date), 2/1/26	2,200	2,084,434
1.50% to 11/4/25 (Put Date), 2/1/26	1,000	922,470
South Carolina Public Service Authority, Escrowed to Maturity, 5.00%, 12/1/23	5,120	5,214,106
Vermont Public Power Supply Authority, (Swanton Peaking Facility):
5.00%, 7/1/23	600	602,496
5.00%, 7/1/24	500	506,835
		$ 35,074,517
Escrowed/Prerefunded — 1.2%
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), Escrowed to Maturity, 5.00%, 7/1/23	$655	$ 661,524
Foothill/Eastern Transportation Corridor Agency, CA, Escrowed to Maturity, 0.00%, 1/1/24	10,000	9,722,400
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Prerefunded to 10/1/23, 5.00%, 10/1/31	650	678,730
		$ 11,062,654
General Obligations — 17.3%
American Samoa Economic Development Authority, 6.00%, 9/1/23(1)	$375	$ 375,356
Atlanta, GA, Social Bonds, 5.00%, 12/1/28	2,500	2,819,925
Berwyn, IL, 5.00%, 12/1/23	1,090	1,100,987
Champaign County Community Unit School District No. 4, IL:
0.00%, 1/1/26	400	361,620
0.00%, 1/1/27	380	331,421
0.00%, 1/1/28	565	475,318

Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Chicago Board of Education, IL:
0.00%, 12/1/25	$500	$ 445,775
5.00%, 12/1/23	2,000	2,019,360
5.00%, 12/1/30	1,650	1,703,213
Chicago, IL:
0.00%, 1/1/24	225	216,209
0.00%, 1/1/26	160	142,205
5.25%, 1/1/30	2,000	2,011,960
5.625%, 1/1/29	1,000	1,048,960
5.625%, 1/1/31	5,000	5,236,850
Clark County School District, GA, 5.00%, 9/1/25	2,900	3,077,219
Connecticut:
4.56%, (SIFMA + 0.90%), 3/1/23(2)	3,500	3,501,820
5.00%, 11/15/29	2,250	2,556,653
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/26	2,230	2,388,954
Denver City and County, CO, 5.00%, 8/1/25	7,305	7,744,323
Detroit, MI:
5.00%, 4/1/25	150	153,840
5.00%, 4/1/26	330	341,527
5.00%, 4/1/27	695	720,513
5.00%, 4/1/28	730	758,791
5.00%, 4/1/29	515	534,292
Fort Bend Independent School District, TX, (PSF Guaranteed):
2.375% to 8/1/24 (Put Date), 8/1/49	4,000	3,935,640
3.00% to 8/1/23 (Put Date), 8/1/52	7,000	6,976,550
Houston Independent School District, TX, (PSF Guaranteed), 3.50% to 6/1/25 (Put Date), 6/1/39	3,700	3,660,114
Illinois:
3.25%, 11/1/26	1,440	1,396,512
5.00%, 10/1/23	285	287,710
5.00%, 2/1/24	500	506,560
5.00%, 6/1/24	4,850	4,928,910
5.00%, 11/1/24	1,650	1,681,581
5.00%, 3/1/25	3,000	3,063,750
5.00%, 11/1/25	6,000	6,151,980
Johnson City, TN, 5.00%, 3/1/25	2,275	2,387,271
Lamar Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/26	770	822,506
Long Beach, NY, 5.25%, 7/15/26	550	582,197
Los Angeles, CA, 4.00%, 6/29/23	10,000	10,051,800
Louisville/Jefferson County Metro Government, KY, 5.00%, 4/1/26	3,915	4,206,198
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Maricopa County Elementary School District No. 2, AZ, 4.75%, 7/1/23	$1,345	$ 1,343,722
Muscogee County School District, GA, 5.00%, 10/1/25	5,385	5,721,939
New York, NY:
Series 2022A, 5.00%, 9/1/24	5,465	5,668,353
Series 2022B, 5.00%, 8/1/29	3,515	3,740,101
Ohio:
5.00%, 3/1/29	1,000	1,135,280
5.00%, 3/1/29	1,500	1,702,920
Oregon, 5.00%, 8/1/26	2,720	2,946,875
Phoenix, AZ, 5.00%, 7/1/25	2,000	2,112,760
Port of Seattle, WA, (AMT), 5.00%, 8/1/28	2,270	2,434,552
Portland, ME, 5.00%, 5/1/26	1,295	1,391,529
Puerto Rico:
5.25%, 7/1/23	9,000	9,001,260
5.625%, 7/1/27	10,000	10,200,700
Sarpy County School District 0037, NE, 5.00%, 12/15/27	2,000	2,124,000
Tempe, AZ, 5.00%, 7/1/24	2,360	2,437,573
Texas, 5.00%, 8/1/37	1,665	1,732,549
Thomaston, CT, 3.00%, 8/8/23	2,680	2,672,416
Tulsa County Independent School District No. 5, OK, 3.00%, 5/1/24	3,500	3,486,035
Union City, NJ, 5.00%, 11/1/23	1,000	1,013,610
Ventura County Community College District, CA, (Election of 2002), 0.00%, 8/1/28	4,205	3,568,741
Washington, 5.00%, 6/1/27	1,500	1,649,070
Waukee Community School District, IA:
5.00%, 6/1/25	1,000	1,054,390
5.00%, 6/1/26	1,000	1,076,320
		$158,921,065
Hospital — 8.3%
Calcasieu Parish Memorial Hospital Service District, LA, (Lake Charles Memorial Hospital):
4.00%, 12/1/23	$1,135	$ 1,135,749
4.00%, 12/1/24	1,145	1,145,653
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	450	454,257
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/23	175	177,086
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.50%, 12/1/58(1)	2,000	2,014,340

Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/23	$500	$ 500,000
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 4.26%, (SIFMA + 0.60%), 12/1/23 (Put Date), 1/15/48(2)	3,000	3,001,050
Connecticut Health and Educational Facilities Authority, (Griffin Hospital):
5.00%, 7/1/27(1)	725	743,756
5.00%, 7/1/30(1)	285	287,249
Conway, AR, (Conway Regional Medical Center):
5.00%, 8/1/25	385	400,050
5.00%, 8/1/26	445	469,168
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/36	740	765,478
DuBois Hospital Authority, PA, (Penn Highlands Healthcare), 5.00%, 7/15/28	350	375,197
Duluth Economic Development Authority, MN, (St. Luke's Hospital of Duluth Obligated Group), 5.00%, 6/15/24	405	412,326
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group):
5.00%, 8/15/31	3,000	3,183,240
5.00%, 8/15/32	3,015	3,187,940
5.00%, 8/15/33	2,950	3,110,303
5.00%, 8/15/35	1,290	1,341,832
Geisinger Authority, PA, (Geisinger Health System), 5.00% to 2/15/27 (Put Date), 4/1/43	4,000	4,223,600
Illinois Finance Authority, (Southern Illinois Healthcare Enterprises, Inc.), 5.00%, 3/1/23	250	250,598
Indiana Finance Authority, (Parkview Health), 4.21%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/39(2)	7,240	7,241,158
Lexington County Health Services District, Inc., SC, (Lexington Medical Center):
5.00%, 11/1/23	500	506,765
5.00%, 11/1/25	80	83,962
Maricopa County Industrial Development Authority, AZ, (Banner Health), 4.23%, (SIFMA + 0.57%), 10/18/24 (Put Date), 1/1/35(2)	6,170	6,145,320
Massachusetts Development Finance Agency, (Lawrence General Hospital), 5.00%, 7/1/23	555	553,823
Massachusetts Development Finance Agency, (Milford Regional Medical Center):
5.00%, 7/15/25(1)	120	123,080
5.00%, 7/15/26(1)	150	155,174
5.00%, 7/15/27(1)	170	176,980
5.00%, 7/15/28(1)	175	183,122
5.00%, 7/15/29(1)	320	336,157
5.00%, 7/15/30(1)	350	368,676
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Massachusetts Development Finance Agency, (Milford Regional Medical Center): (continued)
5.00%, 7/15/31(1)	$325	$ 333,798
5.00%, 7/15/32(1)	420	427,652
Massachusetts Development Finance Agency, (Wellforce):
5.00%, 7/1/23	725	730,380
5.00%, 7/1/24	650	665,990
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System):
5.00%, 10/1/25	1,050	1,058,305
5.00%, 10/1/26	1,010	1,017,373
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University), 5.00%, 9/1/23	1,000	1,010,700
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
5.00%, 7/1/24	540	548,554
5.00%, 7/1/26	800	828,904
5.00%, 7/1/27	2,000	2,069,880
5.00%, 7/1/29	300	309,585
5.00%, 7/1/30	1,595	1,645,609
New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/29	1,910	1,965,027
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), 3.924%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(2)	1,000	1,000,190
Oregon Facilities Authority, (Samaritan Health Services):
5.00%, 10/1/24	200	205,614
5.00%, 10/1/25	225	234,405
5.00%, 10/1/26	150	158,495
5.00%, 10/1/27	125	132,665
5.00%, 10/1/28	150	160,515
Oroville, CA, (Oroville Hospital):
5.00%, 4/1/25	1,195	1,210,188
5.00%, 4/1/28	1,395	1,430,851
5.00%, 4/1/29	1,000	1,029,730
5.00%, 4/1/30	1,000	1,028,780
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 4.26%, (SIFMA + 0.60%), 6/1/24 (Put Date), 6/1/49(2)	7,500	7,475,100
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/23	50	50,595

Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Washington Health Care Facilities Authority, (MultiCare Health System), 5.00%, 8/15/37	$2,500	$ 2,602,575
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 5.00% to 1/25/23 (Put Date), 8/15/54	3,800	3,803,762
		$ 76,188,311
Housing — 3.8%
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/34	$3,120	$ 3,227,827
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 3.00%, 10/1/51	3,795	3,672,080
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue:
4.00%, 7/1/23	150	150,158
4.00%, 7/1/24	175	175,325
4.00%, 7/1/25	300	300,492
4.00%, 7/1/26	320	320,099
4.00%, 7/1/27	250	249,490
4.00%, 7/1/28	200	198,926
4.00%, 7/1/29	270	267,562
4.00%, 7/1/30	280	276,122
4.00%, 7/1/31	290	284,125
Massachusetts Housing Finance Agency, (Mill Road Apartments), 4.21%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(2)	2,605	2,605,000
Massachusetts Housing Finance Agency, Sustainability Bonds, 4.00%, 12/1/25	5,000	5,115,650
New Mexico Mortgage Finance Authority, (FHLMC), (FNMA), (GNMA), 1.875%, 7/1/36	990	749,113
New York City Housing Development Corp., NY:
0.90% to 1/1/26 (Put Date), 11/1/60	4,715	4,310,406
2.10% to 10/1/29 (Put Date), 11/1/46	5,000	4,470,300
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/26	160	164,638
5.00%, 7/1/27	385	397,963
5.00%, 7/1/28	240	248,969
5.00%, 7/1/29	535	556,320
5.00%, 7/1/30	225	233,064
5.00%, 7/1/31	485	500,719
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/23	20	20,105
5.00%, 7/1/24	180	182,632
5.00%, 7/1/25	870	889,601
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University): (continued)
5.00%, 7/1/26	$600	$ 617,394
5.00%, 7/1/27	375	387,626
5.00%, 7/1/28	340	352,706
5.00%, 7/1/29	300	310,320
5.00%, 7/1/30	350	360,832
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):
5.00%, 6/1/23	390	391,014
5.00%, 6/1/24	440	443,489
5.00%, 6/1/25	980	991,466
5.00%, 6/1/26	1,090	1,105,271
		$ 34,526,804
Industrial Development Revenue — 9.1%
Allegheny County Industrial Development Authority, PA, (United States Steel Corp.), 4.875%, 11/1/24	$2,550	$ 2,557,548
Appling County Development Authority, GA, (Oglethorpe Power Corp.), 1.50% to 2/3/25 (Put Date), 1/1/38	1,500	1,418,205
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 2.50% to 5/1/24 (Put Date), 7/1/31	1,625	1,589,705
Chandler Industrial Development Authority, AZ, (Intel Corp.):
(AMT), 5.00% to 6/3/24 (Put Date), 6/1/49	3,000	3,048,240
(AMT), 5.00% to 9/1/27 (Put Date), 9/1/52	6,500	6,785,740
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(1)	875	860,659
Matagorda County Navigation District No. 1, TX, (Central Power and Light Co.), 2.60%, 11/1/29	1,000	890,320
Miami-Dade County Industrial Development Authority, FL, (Waste Management, Inc.), (AMT), 4.40% to 11/1/23 (Put Date), 11/1/41	9,750	9,777,105
Michigan Strategic Fund, (Graphic Packaging International, LLC), Green Bonds, (AMT), 4.00% to 10/1/26 (Put Date), 10/1/61	3,000	2,897,580
New Hampshire Business Finance Authority, (United Illuminating Co.), 2.80% to 10/2/23 (Put Date), 10/1/33	3,500	3,483,690
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,444,775
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	710	614,008

Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(1)	$4,080	$ 3,974,287
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 3.75%, 1/15/28(1)	840	821,512
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.):
0.95% to 12/1/26 (Put Date), 12/1/33	3,000	2,602,530
(AMT), 1.75% to 8/1/24 (Put Date), 8/1/38	5,000	4,778,500
Public Finance Authority, WI, (Waste Management, Inc.):
(AMT), 1.10% to 6/1/26 (Put Date), 7/1/29	5,000	4,439,100
(AMT), 2.625%, 11/1/25	1,500	1,412,805
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	1,520	1,517,902
Rockport, IN, (Indiana Michigan Power Co.), 3.05%, 6/1/25	1,600	1,602,832
St. John Baptist Parish, LA, (Marathon Oil Corp.), 2.125% to 7/1/24 (Put Date), 6/1/37	10,250	9,936,862
Trimble County, KY, (Louisville Gas and Electric Co.), (AMT), 1.30% to 9/1/27 (Put Date), 9/1/44	4,750	4,009,095
West Virginia Economic Development Authority, (Appalachian Power Co.):
2.55% to 4/1/24 (Put Date), 3/1/40	4,000	3,921,400
3.75% to 6/1/25 (Put Date), 12/1/42	4,000	3,968,760
Yavapai County Industrial Development Authority, AZ, (Republic Services, Inc.), 2.75%, 4/1/29	4,750	4,745,820
		$ 84,098,980
Insured - Education — 0.4%
Missouri Southern State University:
(AGM), 5.00%, 10/1/24	$110	$ 113,465
(AGM), 5.00%, 10/1/25	125	131,230
(AGM), 5.00%, 10/1/27	205	221,751
(AGM), 5.00%, 10/1/28	200	219,230
(AGM), 5.00%, 10/1/31	290	321,247
(AGM), 5.00%, 10/1/32	155	171,320
Northern Illinois University:
(BAM), 5.00%, 4/1/25	400	414,600
(BAM), 5.00%, 4/1/27	530	562,176
(BAM), 5.00%, 4/1/28	625	669,400
(BAM), 5.00%, 4/1/29	700	753,984
Southern Illinois University, (NPFG), 0.00%, 4/1/26	200	174,890
		$ 3,753,293
Insured - Electric Utilities — 0.5%
Puerto Rico Electric Power Authority:
(AGM), 4.00%, 7/1/23	$305	$ 303,722
Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities (continued)
Puerto Rico Electric Power Authority: (continued)
(NPFG), 5.00%, 7/1/23	$170	$ 169,922
(NPFG), 5.00%, 7/1/23	1,175	1,174,459
(NPFG), 5.25%, 7/1/29	1,740	1,752,337
Series RR, (NPFG), 5.00%, 7/1/24	845	843,885
		$ 4,244,325
Insured - General Obligations — 0.9%
Cambria County, PA, (AGM), 4.00%, 8/1/32	$500	$ 519,025
Chicago Board of Education, IL:
(AGM), 5.00%, 12/1/23	100	101,504
(NPFG), 0.00%, 12/1/23	2,245	2,166,021
(NPFG), 0.00%, 12/1/26	1,945	1,668,265
Series 1998B, (NPFG), 0.00%, 12/1/24	365	339,147
Series 1999A, (NPFG), 0.00%, 12/1/24	260	241,584
Chicago, IL:
(AGM), 0.00%, 1/1/25	250	233,248
(NPFG), 0.00%, 1/1/23	175	175,000
Lake County Community Unit School District No. 187, IL, (AGM), 0.00%, 1/1/23	150	150,000
McCook, IL, (AGM), 4.00%, 12/1/23	250	252,103
Paterson, NJ, (BAM), 5.00%, 1/15/26	485	485,727
Stickney, IL, (BAM), 4.00%, 12/1/23	350	352,786
Vauxmont Metropolitan District, CO:
(AGM), 5.00%, 12/1/25	540	570,683
(AGM), 5.00%, 12/1/28	630	693,951
Will County Community High School District No. 210, IL, (AGM), 0.00%, 1/1/25	130	121,693
		$ 8,070,737
Insured - Lease Revenue/Certificates of Participation — 0.1%
Kentucky State University:
(BAM), 5.00%, 11/1/26	$250	$ 268,820
(BAM), 5.00%, 11/1/29	300	338,295
		$ 607,115
Insured - Other Revenue — 0.1%
Arborwood Community Development District, FL, (AGM), 2.60%, 5/1/24	$1,180	$ 1,172,767
		$ 1,172,767
Insured - Transportation — 0.2%
Alabama Port Authority, (AGM), (AMT), 5.00%, 10/1/23	$2,075	$ 2,102,431
		$ 2,102,431

Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 1.4%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/25	$2,000	$ 2,084,500
Minnesota, 5.00%, 3/1/27	2,000	2,196,480
New Jersey Economic Development Authority, (School Facilities Construction):
5.21%, (SIFMA + 1.55%), 9/1/27(2)	1,000	1,000,010
5.26%, (SIFMA + 1.60%), 3/1/28(2)	3,080	3,080,000
New Jersey Economic Development Authority, (State House), 4.00%, 6/15/29	3,340	3,428,978
Virginia Public Building Authority, 5.00%, 8/1/25	1,500	1,588,290
		$ 13,378,258
Other Revenue — 9.8%
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project):
5.00%, 5/1/23(1)	$185	$ 185,566
5.00%, 5/1/32(1)	3,000	2,987,520
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel):
5.00%, 1/1/23	500	500,000
5.00%, 1/1/24	600	603,396
5.00%, 1/1/25	500	507,150
Black Belt Energy Gas District, AL:
3.66%, (67% of 1 mo. USD LIBOR + 0.90%), 12/1/23 (Put Date), 12/1/48(2)	20,000	19,836,600
4.00% to 12/1/23 (Put Date), 12/1/48	1,000	1,001,010
4.03%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(2)	15,000	14,252,250
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53(3)	1,250	1,303,337
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 4.01%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(2)	2,630	2,593,890
Florida Board of Education, Lottery Revenue, 5.00%, 7/1/25	4,285	4,518,104
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(1)	790	825,898
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
3.51%, (67% of 1 mo. USD LIBOR + 0.75%), 9/1/23 (Put Date), 4/1/48(2)	2,500	2,489,050
(Liq: Royal Bank of Canada), 3.59%, (67% of 1 mo. USD LIBOR + 0.83%), 8/1/48(2)	16,000	15,906,080
(Liq: Royal Bank of Canada), 4.23%, (SIFMA + 0.57%), 12/1/23 (Put Date), 8/1/48(2)	3,000	2,990,160
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/37	5,000	5,244,550
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Northern California Gas Authority No. 1, Gas Project Revenue, 3.228%, (67% of 3 mo. USD LIBOR + 0.72%), 7/1/27(2)	$755	$ 743,826
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.25%, 12/1/27	7,000	7,303,100
Southeast Alabama Gas Supply District, (Project No. 1), 4.31%, (SIFMA + 0.65%), 4/1/24 (Put Date), 4/1/49(2)	2,000	1,984,080
Southeast Alabama Gas Supply District, (Project No. 2), 3.61%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(2)	2,000	1,967,960
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 3.895%, (67% of 3 mo. USD LIBOR + 0.70%), 12/15/26(2)	2,095	2,072,374
		$ 89,815,901
Senior Living/Life Care — 7.7%
Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 5.00%, 5/15/28	$300	$ 302,787
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation):
5.00%, 7/15/23	375	375,457
5.00%, 7/15/24	300	300,387
5.00%, 7/15/25	250	249,935
Brookhaven Local Development Corp., NY, (Jefferson's Ferry), 5.25%, 11/1/26	365	375,417
Bucks County Industrial Development Authority, PA, (Pennswood Village), 5.00%, 10/1/24	800	810,640
California Public Finance Authority, (Enso Village), Green Bonds, 2.125%, 11/15/27(1)	770	713,844
Colorado Health Facilities Authority, (Aberdeen Ridge):
2.125%, 5/15/28	1,500	1,366,065
2.625%, 5/15/29	2,000	1,792,340
Colorado Health Facilities Authority, (Christian Living Neighborhoods):
4.00%, 1/1/24	540	532,991
4.00%, 1/1/27	200	188,966
4.00%, 1/1/28	240	222,881
Florida Development Finance Corp. (The Glenridge on Palmer Ranch):
3.00%, 6/1/23(1)	110	108,977
4.00%, 6/1/24(1)	105	102,944
4.00%, 6/1/25(1)	110	106,057
4.00%, 6/1/26(1)	110	104,407
5.00%, 6/1/31(1)	285	265,309
5.00%, 6/1/35(1)	225	201,492

Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Florida Development Finance Corp., (Mayflower Retirement Community):
1.75%, 6/1/26(1)	$1,020	$ 915,491
2.375%, 6/1/27(1)	835	744,319
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/23	355	352,164
5.00%, 12/1/24	425	417,341
5.00%, 12/1/30	500	461,435
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court), 2.25%, 10/1/28(1)	3,665	3,003,944
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 3.60%, 7/1/23	160	158,656
Hanover County Economic Development Authority, VA, (Covenant Woods), 3.625%, 7/1/28	510	475,748
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 4.36%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(2)	725	704,287
Iowa Finance Authority, (Lifespace Communities, Inc.), 4.00%, 5/15/27	2,240	2,121,056
James City County Economic Development Authority, VA, (Williamsburg Landing), 4.00%, 12/1/24	415	408,626
Kentwood Economic Development Corp., MI, (Holland Home Obligated Group), 4.00%, 11/15/31	500	462,830
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 4.00%, 11/15/23(1)	575	573,815
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.):
4.00%, 10/1/25(1)	515	517,899
4.00%, 10/1/26(1)	1,000	1,005,820
4.00%, 10/1/27(1)	400	401,180
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.):
4.00%, 12/1/23	125	125,293
4.00%, 12/1/24	150	151,157
4.00%, 12/1/25	100	101,296
4.00%, 12/1/26	150	152,354
4.00%, 12/1/27	200	203,546
4.00%, 12/1/28	200	203,838
4.00%, 12/1/29	250	254,295
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), Green Bonds, 1.20%, 6/1/28	2,000	1,702,740
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	705	649,418
5.625%, 7/1/46(1)	425	392,504
5.75%, 7/1/54(1)	1,130	1,039,555
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):
5.00%, 1/1/23	$1,795	$ 1,795,000
5.00%, 1/1/30	630	622,686
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven):
4.25%, 10/1/26	3,000	2,975,250
4.50%, 10/1/26	3,000	2,975,370
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
2.25%, 7/1/23	1,125	1,114,695
5.00%, 7/1/30	400	377,292
5.00%, 7/1/31	670	623,810
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 4.00%, 1/1/25	1,705	1,664,233
North Carolina Medical Care Commission, (Galloway Ridge):
4.00%, 1/1/25	250	243,288
4.00%, 1/1/26	240	230,318
5.00%, 1/1/27	565	554,203
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(1)	2,500	2,424,750
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.):
4.00%, 5/15/27	1,240	1,174,156
5.00%, 5/15/26	1,000	994,440
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.00%, 6/1/26	300	288,966
Polk County Industrial Development Authority, FL, (Carpenter's Home Estates, Inc.), 5.00%, 1/1/29	310	305,589
Public Finance Authority, WI, (Penick Village), 4.00%, 9/1/29(1)	515	453,658
Public Finance Authority, WI, (SearStone CCRC), 2.25%, 6/1/27(1)	2,000	1,787,680
Salem Hospital Facility Authority, OR, (Capital Manor), 5.00%, 5/15/23	210	210,269
South Carolina Jobs-Economic Development Authority, (Kiawah Life Plan Village, Inc.), 8.75%, 7/1/25(1)	685	712,955
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/23	1,365	1,363,826
5.00%, 4/1/24	1,450	1,444,881
5.00%, 4/1/25	1,510	1,499,158
5.00%, 4/1/26	1,595	1,576,578
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman):
4.00%, 11/15/24	200	197,030

Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman): (continued)
4.00%, 11/15/25	$275	$ 268,518
5.00%, 11/15/27	300	299,469
5.00%, 11/15/29	115	112,899
5.00%, 11/15/30	180	175,873
St. Johns County Industrial Development Authority, FL, (Vicar's Landing):
4.00%, 12/15/24	145	142,206
4.00%, 12/15/25	180	174,640
4.00%, 12/15/26	375	359,115
4.00%, 12/15/27	215	203,418
4.00%, 12/15/28	200	187,266
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group):
5.00%, 9/1/23	2,015	2,017,317
5.00%, 9/1/24	1,490	1,492,011
5.00%, 9/1/25	1,615	1,612,497
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.):
4.00%, 12/1/23	235	234,930
4.00%, 12/1/24	245	244,723
4.00%, 12/1/25	250	249,177
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.25%, 11/15/31	620	603,124
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
1.50%, 12/1/27	1,960	1,638,717
4.00%, 12/1/24	225	220,784
4.00%, 12/1/25	275	266,978
4.00%, 12/1/26	240	230,412
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/23	230	230,968
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	1,000	994,560
Washington County, MD, (Diakon Lutheran Social Ministries):
5.00%, 1/1/23	365	365,000
5.00%, 1/1/24	350	356,720
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/25(1)	1,165	1,179,283
Washington Housing Finance Commission, (Judson Park), 3.70%, 7/1/23(1)	80	79,416
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/24(1)	360	357,530
5.00%, 1/1/25(1)	385	379,140
5.00%, 1/1/26(1)	400	390,572
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Wayzata, MN, (Folkestone Senior Living Community):
3.00%, 8/1/23	$100	$ 99,300
3.00%, 8/1/24	100	98,053
3.00%, 8/1/25	100	96,766
3.00%, 8/1/26	250	238,610
3.00%, 8/1/27	425	399,062
3.125%, 8/1/28	650	603,609
Wisconsin Health and Educational Facilities Authority, (Saint John's Communities, Inc.):
Series 2018A, 4.00%, 9/15/23	250	251,675
Prerefunded to 9/15/23, 4.00%, 9/15/24	365	367,445
		$ 70,653,367
Special Tax Revenue — 3.1%
Allentown Neighborhood Improvement Zone Development Authority, PA:
5.00%, 5/1/27	$400	$ 417,524
5.00%, 5/1/28	575	601,916
5.00%, 5/1/29	600	629,148
Baltimore, MD, (Harbor Point):
2.70%, 6/1/23(1)	285	282,298
2.80%, 6/1/25(1)	125	118,874
2.85%, 6/1/26(1)	135	126,131
2.95%, 6/1/27(1)	175	160,841
District of Columbia, Income Tax Revenue, 5.00%, 12/1/28	2,500	2,831,625
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion):
5.00%, 12/1/25	250	257,648
5.00%, 12/1/26	330	343,081
5.00%, 12/1/27	420	440,017
5.00%, 12/1/28	425	448,396
5.00%, 12/1/29	400	424,584
5.00%, 12/1/30	680	720,712
5.00%, 12/1/31	785	828,285
5.00%, 12/1/32	660	693,614
Illinois Sports Facilities Authority, 5.00%, 6/15/23	250	251,130
Illinois, Sales Tax Revenue, 5.00%, 6/15/23	925	931,308
Massachusetts, Special Obligation Revenue Bonds, Social Bonds, 3.564%, 7/15/23	8,500	8,446,025
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 5.00%, 12/15/27	1,000	1,040,970
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/36	2,500	2,610,275
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/25	3,825	4,019,845

Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 4.00%, 3/1/28	$225	$ 219,222
Sales Tax Securitization Corp., IL, 5.00%, 1/1/23	650	650,000
Sparks, NV, (Legends at Sparks Marina), 2.50%, 6/15/24(1)	390	378,386
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	880	696,194
		$ 28,568,049
Student Loan — 1.5%
Massachusetts Educational Financing Authority:
(AMT), 3.50%, 7/1/33	$2,745	$ 2,624,687
(AMT), 3.625%, 7/1/38	1,500	1,375,320
(AMT), 5.00%, 7/1/23	1,000	1,008,490
New Jersey Higher Education Student Assistance Authority:
(AMT), 5.00%, 12/1/23	4,475	4,536,263
(AMT), 5.00%, 12/1/25	2,850	2,965,054
Rhode Island Student Loan Authority, (AMT), 5.00%, 12/1/23	1,250	1,266,000
		$ 13,775,814
Transportation — 13.7%
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 6/30/27	$695	$ 727,672
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/25	2,000	2,027,740
Chicago, IL, (O'Hare International Airport), (AMT), 5.00%, 1/1/26	2,500	2,604,150
Denver City and County, CO, Airport System Revenue:
(AMT), 5.00%, 11/15/28	7,680	8,245,402
(AMT), 5.00%, 11/15/30	7,170	7,826,844
(AMT), 5.00%, 12/1/31	10,250	10,919,940
Eagle County Air Terminal Corp., CO, (AMT), 4.00%, 5/1/26	1,000	990,980
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/25	5,285	5,517,223
Illinois Toll Highway Authority, 5.00%, 1/1/38	5,000	5,054,950
Lee County, FL, Airport Revenue, (AMT), 5.00%, 10/1/25	1,000	1,039,940
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/27	5,235	5,556,848
Massachusetts Port Authority:
(AMT), 5.00%, 7/1/30	1,500	1,628,130
(AMT), 5.00%, 7/1/34	2,405	2,446,126
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/24	$3,750	$ 3,826,312
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/27	1,000	1,061,870
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/27	1,375	1,464,251
(AMT), 5.00%, 10/1/33	5,000	5,136,500
Series 2019A, (AMT), 5.00%, 10/1/28	1,685	1,806,724
New Jersey Transportation Trust Fund Authority:
0.00%, 12/15/24	200	186,718
5.00%, 6/15/23	1,000	1,007,580
New Jersey Transportation Trust Fund Authority, (Transportation System):
0.00%, 12/15/25	1,000	900,620
5.00%, 12/15/23	1,500	1,523,820
5.00%, 12/15/24	2,000	2,070,840
Pennsylvania Turnpike Commission:
4.26%, (SIFMA + 0.60%), 12/1/23(2)	1,000	999,990
5.00%, 6/1/30	1,145	1,202,868
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/25	10,000	10,360,600
Port Authority of New York and New Jersey:
4.00%, 12/1/25	1,125	1,168,943
(AMT), 5.00%, 7/15/24	2,355	2,407,540
(AMT), 5.00%, 9/15/32	3,000	3,211,110
Port of Seattle, WA:
3.475%, 8/1/24	2,000	1,962,640
(AMT), 5.00%, 8/1/24	2,500	2,559,525
(AMT), 5.00%, 7/1/27	10,000	10,071,700
(AMT), 5.00%, 8/1/30	2,500	2,727,225
(AMT), 5.00%, 5/1/33	2,045	2,143,712
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/32	4,000	4,200,160
South Jersey Transportation Authority, NJ, 5.00%, 11/1/39	280	276,340
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/30	2,500	2,648,100
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.00%, 11/15/32	1,800	2,128,626
Virginia Commonwealth Transportation Board, 5.00%, 5/15/24	4,000	4,120,240
		$125,760,499
Water and Sewer — 3.3%
Great Lakes Water Authority, MI, Sewage Disposal System Revenue, 5.00%, 7/1/31	$10,000	$ 10,675,700

Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Los Angeles Department of Water and Power, CA, Water System Revenue, 5.00%, 7/1/28	$1,000	$ 1,132,240
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
5.00%, 6/15/29	1,100	1,216,435
(SPA: JPMorgan Chase Bank, N.A.), 3.65%, 6/15/44(4)	4,000	4,000,000
(SPA: TD Bank, N.A.), 3.49%, 6/15/49(4)	1,000	1,000,000
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue, 5.00%, 7/1/28	860	884,063
San Mateo-Foster City Public Financing Authority, CA, Wastewater Revenue, 5.00%, 8/1/25	10,860	11,535,383
		$ 30,443,821
Total Tax-Exempt Municipal Obligations (identified cost $859,559,295)		$842,267,694

Taxable Municipal Obligations — 5.2%
Security	Principal Amount (000's omitted)	Value
Education — 0.6%
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.43%, 6/1/27(1)	$2,795	$ 2,793,994
Forest Grove, OR, (Pacific University), 1.65%, 5/1/24	320	303,078
Indiana Finance Authority, (Depauw University):
3.95%, 7/1/23	400	395,848
4.20%, 7/1/24	400	390,696
New York Dormitory Authority, (State University of New York), 1.366%, 7/1/25	1,500	1,372,080
		$ 5,255,696
General Obligations — 1.5%
Cecil County, MD, 1.20%, 11/1/27	$420	$ 356,278
Chicago, IL, 7.75%, 1/1/42	2,659	2,703,538
Douglas County School District No. 17, NE, 1.048%, 6/15/26	585	516,040
Livermore Valley Joint Unified School District, CA, 1.335%, 8/1/26	3,290	2,914,249
Maryland, 0.41%, 8/1/23	5,000	4,883,100
San Antonio, TX, 3.274%, 2/1/23	2,750	2,746,700
		$ 14,119,905
Hospital — 0.3%
Conway, AR, (Conway Regional Medical Center):
1.15%, 8/1/24	$250	$ 234,023
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Conway, AR, (Conway Regional Medical Center): (continued)
1.75%, 8/1/26	$250	$ 222,795
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	1,205	1,115,167
University of Wisconsin Hospitals and Clinics Authority, 1.69%, 4/1/26	1,750	1,572,182
		$ 3,144,167
Insured - General Obligations — 0.1%
Bureau County Township High School District No. 502, IL, (BAM), 1.356%, 12/1/27	$620	$ 525,115
Valley View School District, PA, (BAM), 2.20%, 5/15/26	500	459,540
		$ 984,655
Insured - Special Tax Revenue — 0.3%
Bexar County, TX, Venue Project Revenue:
(AGM), 1.272%, 8/15/26	$550	$ 484,930
(AGM), 1.573%, 8/15/27	500	431,515
(AGM), 1.743%, 8/15/28	750	632,947
(AGM), 1.924%, 8/15/29	1,535	1,270,136
		$ 2,819,528
Insured - Transportation — 0.5%
Miami-Dade County, FL, Seaport Revenue, (AGM), 1.349%, 10/1/26	$4,860	$ 4,264,845
		$ 4,264,845
Other Revenue — 1.1%
Golden State Tobacco Securitization Corp., CA, 1.337%, 6/1/23	$10,275	$ 10,127,040
		$ 10,127,040
Senior Living/Life Care — 0.2%
Indiana Finance Authority, (BHI Senior Living), 2.52%, 11/15/26	$510	$ 455,751
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), Green Bonds, 1.25%, 6/1/26	1,305	1,176,614
		$ 1,632,365
Special Tax Revenue — 0.5%
Illinois, Sales Tax Revenue:
1.253%, 6/15/25	$2,000	$ 1,807,000
1.453%, 6/15/26	3,000	2,619,210

Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	$330	$ 297,050
		$ 4,723,260
Transportation — 0.1%
Central Texas Regional Mobility Authority, 1.585%, 1/1/26	$1,150	$ 1,043,821
		$ 1,043,821
Total Taxable Municipal Obligations (identified cost $51,391,912)		$ 48,115,282
Total Investments — 99.2% (identified cost $931,642,741)		$910,950,996
Other Assets, Less Liabilities — 0.8%		$ 7,552,033
Net Assets — 100.0%		$918,503,029
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2022, the aggregate value of these securities is $47,763,874 or 5.2% of the Fund's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2022.
(3)	When-issued security.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2022.
At December 31, 2022, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is less than 10% individually.
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2022, 3.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 1.6% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LIBOR	– London Interbank Offered Rate
Liq	– Liquidity Provider
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
Currency Abbreviations:
USD	– United States Dollar

The Fund did not have any open derivative instruments at December 31, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

At December 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 19,745,481	$ —	$ 19,745,481
Tax-Exempt Mortgage-Backed Securities	—	822,539	—	822,539
Tax-Exempt Municipal Obligations	—	842,267,694	—	842,267,694
Taxable Municipal Obligations	—	48,115,282	—	48,115,282
Total Investments	$ —	$910,950,996	$ —	$910,950,996
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.